NYSE

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

17010309

Received SEC

SEP 18 2017

Washington, DC 20549

September 18, 2017

001-38209

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the ordinary shares, no par value, of Despegar.com, Corp., under the Exchange Act of 1934.

Sincerely,

Silvio Conte